Goodwill and Intangibles	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31, 2014 and 2013:

	2014				2013
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$101	$(57)	$2	$46	$88	$(57)	$3	$34
Forest Products Resins	81	—	(8)	73	81	—	(3)	78
Total	$182	$(57)	$(6)	$119	$169	$(57)	$—	$112

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2014 and 2013 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2012	$90	$79	$169
Foreign currency translation	1	(1)	—
Impairments	(57)	—	(57)
Goodwill balance at December 31, 2013	34	78	112
Acquisitions	13	—	13
Foreign currency translation	(1)	(5)	(6)
Goodwill balance at December 31, 2014	$46	$73	$119

In 2014, the Company acquired a manufacturing facility in Shreveport, Louisiana, and the allocation of fair value to the assets acquired and liabilities assumed at the date of acquisition resulted in $13 being allocated to goodwill (see Note 13).

In 2013, as a result of the estimated fair value of the Company’s epoxy reporting unit being significantly less than the carrying value of its net assets, the Company recognized a goodwill impairment charge of $57 in its Epoxy, Phenolic and Coating Resins segment, which has been included in “Asset impairments” in the Consolidated Statements of Operations (see Note 6).
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31, 2014 and 2013:

	2014				2013
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$112	$—	$(78)	$34	$112	$—	$(70)	$42
Customer lists and contracts	109	(17)	(62)	30	93	(17)	(54)	22
Other	25	—	(8)	17	25	—	(7)	18
Total	$246	$(17)	$(148)	$81	$230	$(17)	$(131)	$82

The impact of foreign currency translation on intangible assets is included in accumulated amortization.
In 2014, in conjunction with the acquisition of the manufacturing facility in Shreveport, Louisiana discussed above, the Company recorded other amortizable intangible assets of $16, which primarily consisted of customer lists and contracts (see Note 13).
Total intangible amortization expense for the years ended December 31, 2014, 2013 and 2012 was $14, $13 and $13, respectively.
Estimated annual intangible amortization expense for 2015 through 2019 is as follows:

2015	$14
2016	13
2017	10
2018	9
2019	9